FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [abstract]
Assets	$ 46,842	$ 46,890
Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	6,149
Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [abstract]
Assets	5,780
Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	74
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [abstract]
Assets	59
Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure of fair value measurement of assets [abstract]
Assets	236
Level 1 of fair value hierarchy [member] | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	5,854
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [abstract]
Assets	5,780
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	74
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [abstract]
Assets	0
Level 1 of fair value hierarchy [member] | Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	295
Significant other observable inputs (Level 2) | Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant other observable inputs (Level 2) | Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [abstract]
Assets	59
Significant other observable inputs (Level 2) | Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure of fair value measurement of assets [abstract]
Assets	236
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement
Disclosure of fair value measurement of assets [abstract]
Assets (liabilities)	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Other investments
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [abstract]
Assets	0
Significant Unobservable Inputs (Level 3) | Recurring fair value measurement | Receivables from provisional copper and gold sales
Disclosure of fair value measurement of assets [abstract]
Assets	$ 0